Revenue From Contracts With Customers - Summary of significant changes in contract assets and contract liabilities (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2020
Disclosure of Revenue from contracts with customers [Abstract]
Deferred Revenue	$ 47,318	$ 34,487		$ 32,065
Revenue recognised in current period that was included in the contract liabilities balance at the beginning of the period	34,487	32,065	$ 27,431
Trade receivables from contracts with customers	15,765	15,825		12,446
Loss allowances	(4,953)	(4,823)		(3,529)
Trade receivables , net	$ 10,812	$ 11,002		$ 8,917